Consolidated Statements of Member's Equity (Deficit) (Parenthetical) - shares	Dec. 31, 2021	Jan. 02, 2021	Dec. 31, 2020	Jan. 02, 2020
Equity [Abstract]
Shares issued	1,000	1,000	1,000	1,000
Shares outstanding	1,000	1,000	1,000	1,000